Derivative Liability Disclosure: Schedule of Derivatives Instruments Fair Value (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Derivatives Instruments Fair Value

	Initial Valuations (on new derivative instruments entered into during the year ended December 31, 2022)	December 31, 2022
Volatility	150% to 219%	186%
Expected Remaining Term (in years)	0.08 to 1.00	0.08 to 0.78
Risk Free Interest Rate	0.52 to 4.05%	4.12 to 4.73%
Expected dividend yield	None	None

	Initial Valuations (on new derivative instruments entered into during the year ended December 31, 2021)	December 31, 2021
Volatility	218% to 412%	185%
Expected Remaining Term (in years)	1.00 to 1.50	0.55 to 0.96
Risk Free Interest Rate	0.05 to 0.85%	0.19 to 0.85%
Expected dividend yield	None	None